Affiliated companies and variable interest entities (Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership) (Detail)	Mar. 31, 2020	Mar. 31, 2019
Denso Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.50%	24.50%
Subaru Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	20.00%
Toyota Industries Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.90%	24.90%
Aisin Seiki Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	24.90%	24.90%
Toyota Tsusho Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	22.00%	22.00%